Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                             Washington, D.C. 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                         February 11, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


              Re:  AllianceBernstein Blended Style Series, Inc. -
                   Retirement Strategies
                   File Nos. 333-87002 and 811-21081
                   ----------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 23 under the 1933 Act and Amendment No. 26 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Blended Style Series, Inc. (the "Fund").

      We are making this filing for the following purposes:

      (1) to add a new Underlying Portfolio, the AllianceBernstein Volatility Management Portfolio, to the Fund and to make corresponding changes to disclosure; and

      (2) to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13, 2009).

      Disclosure other than that described above contained in the Fund's prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 23.

      Please direct any comments or questions to Kathleen Clarke or the undersigned at (202) 737-8833.

                                          Sincerely,

                                          /s/ Erin C. Loomis
                                          ------------------
                                              Erin C. Loomis



Attachment
cc:      Kathleen K. Clarke


SK 00250 0157 1071481